Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Whitebox Mutual Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
Whitebox Tactical Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Whitebox Tactical Opportunities Fund (the “Fund”) is to provide investors with a combination of capital appreciation and income that is consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of each Class of the Fund. You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Buying, Exchanging and Redeeming Shares” beginning on page 16 of this Prospectus and in “Purchase, Exchange and Redemption of Shares” beginning on page B-29 of the Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Investor Class shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the net annual fund operating expenses for the first year and the total annual fund operating expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuing the Fund’s investment objective, the Fund’s investment adviser, Whitebox Advisors, LLC (the “Adviser”), uses a proprietary, multi-factor quantitative model to identify dislocations within and between equity and credit markets. A dislocation occurs when the trading price of a security changes, sometimes dramatically, and such price change is unrelated to economic or company-specific events. When a dislocation is identified, the Adviser will purchase the security if the Adviser believes it is undervalued, and will sell the security as it approaches what the Adviser believes is its fair value. The Adviser may engage in active and frequent trading of portfolio securities to achieve the Fund’s investment objective.

The Adviser has wide latitude to allocate the Fund’s assets among common and preferred stocks, warrants, fixed income securities, convertible securities, indexed securities and derivatives.

The Fund’s equity investments will be comprised principally of common stocks, preferred stocks and convertible securities of U.S. issuers. The Fund’s fixed income securities will be comprised principally of commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured by either commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), asset-backed securities (securities that are backed by automobile loans, credit card receivables, student loans, manufactured housing loans, aircraft and other equipment leases or trade receivables), corporate bonds and municipal securities. The Fund may invest in fixed income securities without regard to their credit ratings, and from time to time may hold unlimited amounts of fixed income securities that are non-investment grade (“junk bonds”).

The Fund may invest without limitation in securities of companies without regard to their market capitalization. The Fund may from time to time hold substantial quantities of securities issued by small capitalization and medium capitalization companies, in addition to securities of larger companies.

The Fund may invest without limitation in fixed income securities without regard to their credit ratings, including junk bonds. Non-investment grade bonds acquired by the Fund will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor’s or Ba or lower by Moody’s Investors Service, Inc.) or, if unrated, will be determined by the Adviser to be of comparable quality. Certain of such securities may be in default or at high risk of defaulting, and may have extremely poor prospects for being able to make principal and interest payments when due.

The Fund may buy or sell put and call options or futures contracts on a security or an index of securities, or enter into credit default swaps (collectively, commonly known as derivatives). The Fund typically invests in derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to investment risk. The Fund may also invest in derivatives for investment (speculative) purposes.

		The Investment Company Act of 1940 classifies mutual funds as either diversified or non-diversified. The Fund is a non-diversified mutual fund.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments. There can be no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency. Set forth below is a summary of the principal risks of investing in the Fund.
  Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. The issuer of a convertible security may not be able to pay interest or dividends when due, and their market value may change based on actual or perceived changes in the issuer’s creditworthiness. Convertible securities are also subject to the same types of risk that apply to the underlying common stock. The Fund may be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return and result in investment losses.
  Credit Default Swaps Risk. In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation, as opposed to a credit downgrade or other indication of financial difficulty. If the Fund sells a credit default swap to another party, the Fund acts as an insurer of the issuer’s obligations under the referenced security and, upon a default, is liable to the Fund’s counterparty for the defaulted amounts.
  Debt Securities Risk. Debt securities are subject to the risk that the borrower will not make timely payments of principal and interest. Actual or perceived changes in an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The value of a debt security may fall when interest rates rise. The market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.
  Derivative Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Fluctuations in the values of derivatives may not correlate perfectly with the overall securities markets. The use of futures and options contracts can introduce leverage risk into the Fund’s portfolio. The Fund’s ability to utilize options and futures contracts successfully will depend on the ability of the Adviser to predict pertinent market movements, which cannot be assured and could result in substantial investment losses. Upon the exercise of a put option written by the Fund, the Fund may suffer a loss equal to the difference between the purchase price of the underlying investment and its market value at the time of the option exercise. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to the difference between the Fund’s purchase price of the underlying investment (which could rise to an unlimited extent) and the exercise price paid to the Fund. With swaps, the Fund risks the loss of the amount expected to be received under a swap agreement in the event of the default or insolvency of its counterparty.

  When the Fund invests in a derivative as a hedge against a position that the Fund holds or against a market to which the Fund is exposed, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security or market.
  Equity Securities Risk. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of the Fund’s portfolio. The value of equity securities could decline if the financial condition of the issuing companies decline or if factors that affect a particular industry or the overall market and economic conditions deteriorate. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. See also “Convertible Securities Risk.”
  Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Junk Bond Risk. Junk bonds are high risk investments that may cause income and principal losses for the Fund. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds, and claims of other creditors may have priority over the claims of junk bond holders. Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. Junk bonds may be less liquid than higher rated fixed-income securities. Investors in junk bonds may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
  Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
  Mid Cap Securities Risk. The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.
  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage- and asset-backed securities. Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities.
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.
  Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Repurchase Agreements and Purchase and Sale Contracts Risk. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Small Cap and Emerging Growth Securities Risk. Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Fund, or your investment may not perform as well as other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. These developments, in turn, may have a greater impact on the Fund’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Institutional Class shares has varied over the periods shown. While the Investor Class shares, the Advisor Class shares and Institutional Class shares will have substantially similar annual returns because the shares are invested in the same portfolio of securities, the performance of each Class will differ to the extent that the Classes do not have the same expenses. Updated performance information is available on the Fund’s website, www.whiteboxmutualfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund‘s Institutional Class shares has varied over the periods shown.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.whiteboxmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return — Tactical Opportunities Fund Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (1st Quarter 2012): 10.88% Worst Quarter (2nd Quarter 2012): (3.12)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	In addition, please note that after-tax returns are shown only for the Institutional Class shares and may differ for each share class.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows how the average annual total returns of the share classes presented compare with those of a broad-based market index. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. In addition, please note that after-tax returns are shown only for the Institutional Class shares and may differ for each share class. Actual after-tax returns depend on an investor’s tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates. In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.
Whitebox Tactical Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_OtherExpensesOverAssets	7.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.00%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[1]
Net annual fund operating expenses	rr_NetExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	637
3 Years	rr_ExpenseExampleYear03	2,340
5 Years	rr_ExpenseExampleYear05	3,915
10 Years	rr_ExpenseExampleYear10	7,355
1 year	rr_AverageAnnualReturnYear01	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_OtherExpensesOverAssets	7.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	9.00%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[1]
Net annual fund operating expenses	rr_NetExpensesOverAssets	1.93%
1 Year	rr_ExpenseExampleYear01	196
3 Years	rr_ExpenseExampleYear03	1,979
5 Years	rr_ExpenseExampleYear05	3,628
10 Years	rr_ExpenseExampleYear10	7,231
1 year	rr_AverageAnnualReturnYear01	13.91%
Since Inception	rr_AverageAnnualReturnSinceInception	13.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount exchanged within 60 days of purchase)	rr_ExchangeFeeOverRedemption	2.00%
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short and Interest Expense	rr_Component1OtherExpensesOverAssets	0.32%
Acquired Fund Fees & Expenses	rr_Component3OtherExpensesOverAssets	0.01%
Other Operating Expenses	rr_OtherExpensesOverAssets	7.42%
Total annual fund operating expenses	rr_ExpensesOverAssets	8.75%
Less: Contractual fee and expense waivers	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[1]
Net annual fund operating expenses	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	1,913
5 Years	rr_ExpenseExampleYear05	3,532
10 Years	rr_ExpenseExampleYear10	7,098
2012	rr_AnnualReturn2012	14.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.12%)
1 year	rr_AverageAnnualReturnYear01	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	14.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | Return After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.59%
Since Inception	rr_AverageAnnualReturnSinceInception	13.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.34%
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011
Whitebox Tactical Opportunities Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.41%
Since Inception	rr_AverageAnnualReturnSinceInception	14.59%
Whitebox Tactical Opportunities Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%

[1]	The Fund's investment adviser has contractually agreed to waive its management fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the total annual fund operating expenses at no more than 1.60%, 1.60% and 1.35% of the Fund's Investor Class shares, Advisor Class shares and Institutional Class shares, respectively, exclusive of interest, taxes, dividend expense, borrowing costs, acquired fund fees and expenses, interest expense related to short sales, and extraordinary expenses. This agreement will continue at least through February 28, 2014 (subject to early termination only by the Board of Trustees). The Fund's investment adviser may recover waived fees and expenses for a period of thirty-six months following the fiscal period in which such fees and expenses were waived, subject to any contractual fee and expense limitations then in effect.